Average Annual Total Returns		12 Months Ended	15 Months Ended		16 Months Ended	20 Months Ended		25 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%							22.44%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.34%	17.61%	17.32%	18.91%	21.84%	20.62%	21.79%	21.38%	20.29%
Solactive Cloud Computing Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Cloud Computing Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.58%								15.00%
Global Copper Mining Select NTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BITA Global Copper Mining Select NTR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		93.61%	56.79%
Solactive Cyber Security Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Cyber Security Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.20%						11.06%
Solactive Generative Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Generative Artificial Intelligence Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.10%						27.02%
KBW Nasdaq Global Bank Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	KBW Nasdaq Global Bank Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		62.12%								47.66%
Solactive Global Pure Gold Miners Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Global Pure Gold Miners Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		168.88%							91.21%
Solactive Industrial Robotics & Automation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Industrial Robotics & Automation Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		28.09%				24.22%
Solactive Global Humanoid Robotics Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Global Humanoid Robotics Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		64.62%				114.65%
BITA Global Lithium and Battery Metals Select NTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BITA Global Lithium and Battery Metals Select NTR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		88.93%	71.30%
Solactive Natural Monopoly Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Natural Monopoly Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.31%							14.28%
STOXX Global Silver Mining Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	STOXX Global Silver Mining Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		177.77%					177.64%
Solactive Transatlantic Aerospace and Defense Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Transatlantic Aerospace and Defense Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		50.36%		41.54%
BITA Global Uranium & Nuclear Select NTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	BITA Global Uranium & Nuclear Select NTR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		49.37%	46.19%
Solactive US Cash Flow Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Cash Flow Champions Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.96%	18.38%
Solactive United States Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive United States Infrastructure Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		19.83%			19.09%
Solactive US R&D Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US R&D Champions Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.66%							17.12%
Solactive US Small Cap Cash Flow Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Small Cap Cash Flow Champions Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		9.88%							16.50%
Themes Cloud Computing ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.26%								14.59%
Performance Inception Date	Dec. 15, 2023
Themes Cloud Computing ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.89%								14.40%
Themes Cloud Computing ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.56%								11.30%
Themes Copper Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		97.20%	59.12%
Performance Inception Date	Sep. 24, 2024
Themes Copper Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		93.73%	56.29%
Themes Copper Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		57.49%	44.31%
Themes Cybersecurity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.78%						10.51%
Performance Inception Date	Dec. 08, 2023
Themes Cybersecurity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.66%						10.44%
Themes Cybersecurity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.92%						8.11%
Themes Generative Artificial Intelligence ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.60%						26.31%
Performance Inception Date	Dec. 08, 2023
Themes Generative Artificial Intelligence ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.89%						25.32%
Themes Generative Artificial Intelligence ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.33%						20.17%
Themes Global Systemically Important Banks ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		61.26%								46.11%
Performance Inception Date	Dec. 15, 2023
Themes Global Systemically Important Banks ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		60.53%								45.50%
Themes Global Systemically Important Banks ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		36.77%								36.52%
Themes Gold Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		170.94%							91.50%
Performance Inception Date	Dec. 13, 2023
Themes Gold Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		170.25%							90.74%
Themes Gold Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		101.46%							73.96%
Themes Humanoid Robotics ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		54.45%				37.86%
Performance Inception Date	Apr. 22, 2024
Themes Humanoid Robotics ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		54.39%				37.36%
Themes Humanoid Robotics ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		32.27%				29.33%
Themes Lithium & Battery Metal Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		88.84%	72.40%
Performance Inception Date	Sep. 24, 2024
Themes Lithium & Battery Metal Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		88.46%	68.07%
Themes Lithium & Battery Metal Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		52.65%	53.56%
Themes Natural Monopoly ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.98%							14.01%
Performance Inception Date	Dec. 13, 2023
Themes Natural Monopoly ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.58%							13.69%
Themes Natural Monopoly ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.96%							10.83%
Themes Silver Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		174.99%					83.28%
Performance Inception Date	May 03, 2024
Themes Silver Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		170.66%					80.89%
Themes Silver Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		104.10%					65.02%
Themes Transatlantic Defense ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		50.00%		41.22%
Performance Inception Date	Oct. 11, 2024
Themes Transatlantic Defense ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		49.81%		41.05%
Themes Transatlantic Defense ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		29.69%		31.66%
Themes Uranium & Nuclear ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		48.78%	45.73%
Performance Inception Date	Sep. 24, 2024
Themes Uranium & Nuclear ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		47.29%	44.51%
Themes Uranium & Nuclear ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		28.92%	34.74%
Themes US Cash Flow Champions ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.63%	17.96%
Performance Inception Date	Dec. 13, 2023
Themes US Cash Flow Champions ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.13%	17.55%
Themes US Cash Flow Champions ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		9.61%	13.93%
Themes US Infrastructure ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.88%			19.08%
Performance Inception Date	Sep. 12, 2024
Themes US Infrastructure ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.45%			18.70%
Themes US Infrastructure ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.96%			14.57%
Themes US R&D Champions ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.30%							16.51%
Performance Inception Date	Dec. 13, 2023
Themes US R&D Champions ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.19%							15.96%
Themes US R&D Champions ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.36%							12.61%
Themes US Small Cap Cash Flow Champions ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.52%							16.50%
Performance Inception Date	Dec. 13, 2023
Themes US Small Cap Cash Flow Champions ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.56%							15.91%
Themes US Small Cap Cash Flow Champions ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		6.35%							12.80%